Common Stock and Stockholders' Deficit - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 46,780	$ 19,160	$ 3,532
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	44	30	76
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	1,835	484	680
Product and technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	12,502	431	324
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 32,399	$ 18,215	$ 2,452